Subsequent Events (Details)		3 Months Ended	12 Months Ended
	Feb. 20, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Apr. 29, 2024 USD ($)	Nov. 30, 2023 $ / shares	Jul. 16, 2023 $ / shares	Jun. 30, 2023 $ / shares	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Apr. 30, 2022 $ / shares shares	Dec. 31, 2021 USD ($)	Feb. 18, 2014 $ / shares
Subsequent Events [Line Items]
Common stock par value (in Dollars per share)		$ 0.001	$ 0.001						$ 0.001
Exercise price (in Dollars per share)						$ 3.146	$ 5.6
Aggregate offering price (in Dollars) | $		$ 1,804,000	$ 495,000
Warrants exercisable and expired term	5 years
Preferred stock stated value (in Dollars per share)												$ 0.001
Price per share (in Dollars per share)			$ 1.5125
Number of trading days			10
Percentage of volume-weighted average price			250.00%
Percentage of conversion into common stock shares			50
Revenues (in Dollars) | $			$ 2,250,000
Percentage of shares issued to shareholders			50.00%
Liquidation preference payable on deemed liquidation			110.00%
Percentage of unpaid dividend			10.00%
Indebtedness excess cost (in Dollars) | $			$ 1,000,000
Shareholdrs equity amount (in Dollars) | $		3,624,000	$ 778,000					$ 2,474,000	$ 6,252,000		$ (20,552,000)
Liquidation [Member]
Subsequent Events [Line Items]
Percentage of equity			50.00%
Warrant [Member]
Subsequent Events [Line Items]
Offering warrants shares (in Shares) | shares										9,600
Exercise price (in Dollars per share)					$ 1.94	$ 2.8				$ 50
Common Stock [Member]
Subsequent Events [Line Items]
Aggregate offering price (in Dollars) | $		1,000	$ 1,000
Shareholdrs equity amount (in Dollars) | $		$ 4,000	$ 3,000					$ 1,000	$ 1,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock par value (in Dollars per share)	$ 0.001
Exercise price (in Dollars per share)	$ 1.2705
Aggregate offering price (in Dollars) | $	$ 2,605,000,000
Warrants to purchase (in Dollars) | $	$ 157,094
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)	$ 1.2705
Series A Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred stock shares (in Shares) | shares		256,968	0
Preferred stock stated value (in Dollars per share)		$ 0.001	$ 0.001
Preferred stock issued divided (in Shares) | shares			365
Price per share (in Dollars per share)			$ 1.5125
Series A Preferred Stock [Member] | Maximum [Member]
Subsequent Events [Line Items]
Percentage of vote of an individual holder.			9.99%
Series A Preferred Stock [Member] | Minimum [Member]
Subsequent Events [Line Items]
Percentage of vote of an individual holder.			4.99%
Series A Preferred Stock [Member] | Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred stock stated value (in Dollars per share)			$ 15.125
Series A Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Preferred stock shares (in Shares) | shares	84,729
Series A Preferred Stock [Member] | Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Offering warrants shares (in Shares) | shares	172,239
Common Stock [Member] | Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Offering warrants shares (in Shares) | shares	258,374
Convertible Preferred Stock [Member]
Subsequent Events [Line Items]
Percentage of conversion into common stock shares			50
Forecast [Member]
Subsequent Events [Line Items]
Shareholdrs equity amount (in Dollars) | $				$ 2,500,000